SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
-Secured	[1]		¥ 107,826	¥ 49,697
-Unsecured	[1]		41,744	31,200
VAT-input deductible			26,911	25,328
Receivables from third-party payment settlement platform	[2]		5,843	17,745
Deposits			5,141	5,489
Receivables from disposal of a subsidiary	[3]		2,200	2,927
Others			10,945	14,878
Less: allowance for credit losses			(23,423)	(13,017)
Total prepaid expenses and other current assets, net		$ 24,275	¥ 177,187	¥ 134,247

[1]	Loan receivables represent the principal and interest to be collected on loans provided by the Group to third-party companies.
[2]	Receivables from third-party payment settlement platform represent amount due from the third-party on-line payment service providers in relation to their processing of payments to the Group.
[3]	In the fourth quarter of 2020, the Group disposed of a subsidiary, Wuhan Yunteng Logistics Co., Ltd. (“Wuhan Yunteng”), to a third party for a total cash consideration of RMB 26,676, with a loss of RMB 1 million recorded in other non-operating income/(loss), net. The third party and the Group entered into an agreement in 2022 on the repayment schedule of the outstanding amount of disposal consideration. According to this agreement, an amount of RMB 2,200 will be collected in 2025 and the remaining balance of RMB 9,137, recorded in other non-current assets as of December 31, 2024, will be collected in 2026, 2027 and 2028, respectively (Note 11).